JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.4%
U.S. Treasury Bonds
7.13%, 2/15/2023	2,500	2,514
5.25%, 11/15/2028	20,000	21,443
1.88%, 2/15/2041	14,500	10,479
2.00%, 11/15/2041	10,000	7,283
3.75%, 11/15/2043	60,300	57,864
3.00%, 5/15/2045	31,000	26,116
2.75%, 11/15/2047	35,000	28,081
2.00%, 2/15/2050	35,000	23,908
1.25%, 5/15/2050	10,000	5,578
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500	33,447
U.S. Treasury Notes
2.13%, 11/30/2023	65,000	63,332
2.50%, 4/30/2024	35,000	33,991
0.38%, 8/15/2024	10,000	9,329
2.25%, 11/15/2024	35,000	33,612
1.13%, 2/28/2025	25,000	23,330
0.50%, 3/31/2025	50,000	45,940
0.38%, 4/30/2025	40,000	36,516
2.00%, 8/15/2025	20,000	18,906
1.63%, 2/15/2026	20,000	18,539
1.13%, 2/28/2027	35,000	31,242
0.63%, 3/31/2027	30,000	26,120
2.25%, 8/15/2027	30,000	27,940
1.25%, 4/30/2028	11,120	9,731
Total U.S. Treasury Obligations (Cost $665,068)		595,241
Mortgage-Backed Securities — 25.5%
FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	12	12
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	4	4
Pool # G00229, 8.50%, 5/1/2024	—	—
Pool # C00354, 8.50%, 7/1/2024	2	2
Pool # C00376, 8.00%, 11/1/2024	3	3
Pool # C00414, 7.50%, 8/1/2025	3	3
Pool # D63303, 7.00%, 9/1/2025	1	1
Pool # G00981, 8.50%, 7/1/2028	6	6
Pool # C00742, 6.50%, 4/1/2029	43	45
Pool # C00785, 6.50%, 6/1/2029	14	14
Pool # C47318, 7.00%, 9/1/2029	199	202
Pool # C01292, 6.00%, 2/1/2032	19	20
Pool # A16155, 5.50%, 11/1/2033	50	51
Pool # C03589, 4.50%, 10/1/2040	310	311
Pool # Q41177, 3.50%, 6/1/2046	12,014	11,259
Pool # G61334, 4.00%, 3/1/2047	2,681	2,632
Pool # Q54902, 4.00%, 3/1/2048	3,415	3,287
Pool # Q54950, 4.00%, 3/1/2048	4,073	4,024

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q59727, 4.00%, 11/1/2048	4,392	4,228
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	1,049	976
Pool # RA2484, 3.00%, 6/1/2050	4,750	4,247
Pool # RA2904, 3.00%, 6/1/2050	7,540	6,725
Pool # RA2970, 2.50%, 7/1/2050	8,875	7,668
Pool # QB2020, 2.50%, 8/1/2050	5,986	5,168
Pool # QC6209, 2.50%, 8/1/2051	5,576	4,789
Pool # QC7451, 2.00%, 9/1/2051	13,076	10,793
FNMA
Pool # 620061, ARM, 2.77%, 11/1/2027 (a)	8	8
Pool # 89406, ARM, 1.55%, 6/1/2029 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	198	198
Pool # FM4449, 3.00%, 12/1/2034	9,085	8,780
Pool # CA7114, 2.50%, 9/1/2035	16,157	15,002
FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	15	15
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	2	2
Pool # 250575, 6.50%, 6/1/2026	6	6
Pool # 483802, 5.50%, 2/1/2029	78	80
Pool # 524949, 7.50%, 3/1/2030	9	9
Pool # 545639, 6.50%, 4/1/2032	86	90
Pool # 702435, 5.50%, 5/1/2033	511	534
Pool # 709441, 5.50%, 7/1/2033	142	145
Pool # 730711, 5.50%, 8/1/2033	253	265
Pool # 743127, 5.50%, 10/1/2033	223	231
Pool # 747628, 5.00%, 11/1/2033	486	502
Pool # 753662, 5.50%, 12/1/2033	281	293
Pool # 755615, 5.50%, 1/1/2034	347	363
Pool # 811755, 7.00%, 3/1/2035	750	800
Pool # 845834, 5.50%, 10/1/2035	215	220
Pool # 888201, 5.50%, 2/1/2036	80	84
Pool # 831409, 5.50%, 4/1/2036	377	385
Pool # 867420, 5.50%, 5/1/2036	228	236
Pool # 745802, 6.00%, 7/1/2036	426	446
Pool # 969708, 4.50%, 3/1/2038	37	36
Pool # AE1216, 3.50%, 1/1/2041	802	757
Pool # AE1260, 3.50%, 8/1/2041	533	502
Pool # AB5378, 3.50%, 5/1/2042	2,012	1,898
Pool # AO6710, 4.00%, 6/1/2042	2,307	2,277
Pool # AR5147, 3.00%, 3/1/2043	2,010	1,841
Pool # AT8192, 4.00%, 6/1/2043	1,424	1,391
Pool # AS1112, 4.00%, 11/1/2043	3,872	3,782
Pool # BM1109, 4.00%, 10/1/2044	2,669	2,635
Pool # AS4073, 4.00%, 12/1/2044	1,640	1,602
Pool # AL8660, 4.00%, 6/1/2045	4,030	3,978
Pool # AS5648, 3.50%, 7/1/2045	2,146	2,009

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS6208, 3.50%, 10/1/2045	949	895
Pool # AS6344, 3.50%, 12/1/2045	2,224	2,083
Pool # BM5560, 4.00%, 1/1/2046	7,696	7,597
Pool # AL8030, 4.00%, 2/1/2046	2,538	2,488
Pool # AX5520, 3.00%, 5/1/2046	1,043	942
Pool # AX5546, 3.00%, 9/1/2046	1,277	1,156
Pool # AX5547, 3.50%, 9/1/2046	1,618	1,514
Pool # BM3744, 4.00%, 3/1/2047	7,687	7,587
Pool # BM1049, 4.00%, 4/1/2047	6,865	6,672
Pool # CA0411, 4.00%, 9/1/2047	5,246	5,177
Pool # CA0861, 3.50%, 11/1/2047	3,861	3,604
Pool # BJ1666, 4.00%, 12/1/2047	3,967	3,890
Pool # BM3477, 4.00%, 1/1/2048	3,937	3,820
Pool # CA1006, 4.00%, 1/1/2048	4,799	4,675
Pool # CA1361, 3.50%, 2/1/2048	3,141	2,933
Pool # BD9074, 3.50%, 3/1/2048	1,224	1,143
Pool # BJ4640, 4.00%, 3/1/2048	1,785	1,750
Pool # BD9078, 4.00%, 4/1/2048	2,301	2,212
Pool # BD9077, 3.50%, 5/1/2048	752	703
Pool # BD9083, 4.00%, 7/1/2048	2,372	2,290
Pool # CA2489, 4.50%, 10/1/2048	1,162	1,139
Pool # BN7416, 3.50%, 9/1/2049	2,606	2,415
Pool # BO1418, 3.50%, 9/1/2049	2,687	2,484
Pool # BO1427, 3.50%, 9/1/2049	2,312	2,138
Pool # CA4431, 3.50%, 10/1/2049	3,939	3,644
Pool # MA3803, 3.50%, 10/1/2049	1,908	1,775
Pool # FM2014, 3.00%, 11/1/2049	8,005	7,215
Pool # BN0803, 3.50%, 12/1/2049	959	888
Pool # MA3872, 3.50%, 12/1/2049	1,876	1,735
Pool # BN0807, 3.50%, 1/1/2050	746	691
Pool # FM2437, 3.00%, 2/1/2050	10,081	9,048
Pool # CA6144, 2.50%, 6/1/2050	13,463	11,603
Pool # BP7345, 3.00%, 6/1/2050	12,875	11,507
Pool # CA6322, 2.50%, 7/1/2050	11,032	9,508
Pool # CA6361, 2.50%, 7/1/2050	6,135	5,340
Pool # BQ1645, 2.50%, 8/1/2050	7,031	6,055
Pool # BQ1911, 2.00%, 10/1/2050	4,566	3,807
Pool # BQ2999, 2.50%, 10/1/2050	7,352	6,345
Pool # BQ6118, 2.50%, 10/1/2050	7,785	6,701
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,218
Pool # AL8963, 3.13%, 5/1/2026 (a)	1,070	1,027
Pool # AM7199, 3.30%, 11/1/2026	2,949	2,831
Pool # FN0040, 3.05%, 6/1/2027 (a)	2,785	2,643
Pool # AN6800, 2.97%, 9/1/2027	3,333	3,133
Pool # AN6825, 2.80%, 10/1/2027	3,926	3,661
Pool # AN9486, 3.57%, 6/1/2028	12,449	11,968
Pool # 405220, 6.00%, 9/1/2028	3	3

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN3908, 3.12%, 1/1/2029	7,886	7,402
Pool # BL1950, 3.47%, 3/1/2029	12,718	12,111
Pool # AN8493, 3.30%, 2/1/2030	4,695	4,341
Pool # BM5425, 3.14%, 3/1/2030 (a)	2,509	2,330
Pool # BL9023, 1.22%, 11/1/2030	20,475	16,456
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,088
Pool # AN8412, 3.39%, 2/1/2033	4,395	4,049
Pool # AN8464, 3.33%, 3/1/2033	6,331	5,807
Pool # BS3202, 1.94%, 9/1/2033	4,886	3,965
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,488
Pool # BL3288, 2.52%, 9/1/2034	12,000	9,979
Pool # BL4331, 2.41%, 10/1/2034	15,707	13,085
Pool # BS2718, 1.95%, 8/1/2036	10,242	7,904
Pool # BL4215, 2.56%, 9/1/2036	6,992	5,683
Pool # BL7125, 2.04%, 6/1/2037	8,257	6,118
GNMA I, 30 Year
Pool # 332022, 7.00%, 1/15/2023	—	—
Pool # 346572, 7.00%, 5/15/2023	—	—
Pool # 358801, 7.50%, 6/15/2023	1	1
Pool # 322200, 6.50%, 7/15/2023	1	1
Pool # 360889, 7.00%, 7/15/2023	—	—
Pool # 344505, 6.50%, 8/15/2023	—	—
Pool # 356717, 6.50%, 8/15/2023	1	1
Pool # 345375, 6.50%, 9/15/2023	2	2
Pool # 345391, 6.50%, 10/15/2023	—	1
Pool # 354681, 8.00%, 10/15/2023	1	1
Pool # 349265, 6.50%, 12/15/2023	2	2
Pool # 365740, 6.50%, 12/15/2023	—	—
Pool # 369830, 6.50%, 12/15/2023	—	—
Pool # 370289, 6.50%, 12/15/2023	—	—
Pool # 354747, 6.50%, 2/15/2024	10	10
Pool # 362341, 6.50%, 2/15/2024	2	2
Pool # 370338, 6.50%, 2/15/2024	—	—
Pool # 391552, 7.00%, 3/15/2024	13	13
Pool # 401860, 7.50%, 6/15/2025	—	1
Pool # 377557, 8.00%, 7/15/2025	3	3
Pool # 422308, 7.50%, 3/15/2026	3	3
Pool # 432398, 7.50%, 3/15/2027	8	8
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	389	378
Pool # 626938, 4.00%, 4/15/2045	213	207
Pool # 784041, 4.00%, 8/15/2045	2,704	2,628
Pool # 784208, 4.00%, 7/15/2046	3,745	3,640
Pool # 784897, 2.50%, 10/15/2049	8,657	7,669
Pool # BU5359, 3.00%, 4/15/2050	11,113	10,103
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	5	5
Pool # 2344, 8.00%, 12/20/2026	9	9

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2512, 8.00%, 11/20/2027	22	23
Pool # CH2211, 3.50%, 9/20/2051	11,841	10,882
Total Mortgage-Backed Securities (Cost $523,439)		455,927
Collateralized Mortgage Obligations — 21.4%
FHLMC, REMIC
Series 2688, Class DG, 4.50%, 10/15/2023	18	18
Series 1785, Class A, 6.00%, 10/15/2023	64	64
Series 1591, Class E, 10.00%, 10/15/2023	1	1
Series 1633, Class Z, 6.50%, 12/15/2023	11	11
Series 1694, Class PK, 6.50%, 3/15/2024	9	9
Series 3798, Class AY, 3.50%, 1/15/2026	774	757
Series 3809, Class BC, 3.50%, 2/15/2026	641	628
Series 3188, Class GE, 6.00%, 7/15/2026	310	311
Series 3926, Class MW, 4.50%, 9/15/2026	1,995	1,976
Series 1999, Class PU, 7.00%, 10/15/2027	19	19
Series 2031, Class PG, 7.00%, 2/15/2028	42	44
Series 2035, Class PC, 6.95%, 3/15/2028	131	134
Series 2064, Class PD, 6.50%, 6/15/2028	85	88
Series 2095, Class PE, 6.00%, 11/15/2028	67	68
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,393
Series 4336, Class YB, 3.00%, 5/15/2029	2,625	2,517
Series 2152, Class BD, 6.50%, 5/15/2029	27	27
Series 2162, Class TH, 6.00%, 6/15/2029	158	161
Series 3737, Class DG, 5.00%, 10/15/2030	488	483
Series 3981, Class PA, 3.00%, 4/15/2031	2,205	2,145
Series 2367, Class ME, 6.50%, 10/15/2031	146	151
Series 2647, Class A, 3.25%, 4/15/2032	53	51
Series 2480, Class EJ, 6.00%, 8/15/2032	168	165
Series 4156, Class SB, IF, 0.94%, 1/15/2033 (a)	605	494
Series 4170, Class TS, IF, 0.19%, 2/15/2033 (a)	3,868	2,788
Series 4186, Class JE, 2.00%, 3/15/2033	6,522	6,005
Series 4188, Class JG, 2.00%, 4/15/2033	4,160	3,810
Series 4206, Class DA, 2.00%, 5/15/2033	3,096	2,840
Series 2611, Class QZ, 5.00%, 5/15/2033	1,441	1,431
Series 2882, Class QD, 4.50%, 7/15/2034	87	86
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,711
Series 2915, Class MU, 5.00%, 1/15/2035	1,013	1,015
Series 5000, Class CB, 1.25%, 1/25/2035	5,292	4,650
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,084
Series 4458, Class BW, 3.00%, 4/15/2035	9,858	9,203
Series 3085, Class VS, IF, 13.23%, 12/15/2035 (a)	170	183
Series 3181, Class OP, PO, 7/15/2036	630	520
Series 4867, Class WF, 3.12%, 4/15/2037 (a)	4,786	4,770
Series 3413, Class B, 5.50%, 4/15/2037	273	272
Series 3325, Class JL, 5.50%, 6/15/2037	1,413	1,434
Series 3341, Class PE, 6.00%, 7/15/2037	1,047	1,078
Series 4365, Class HZ, 3.00%, 1/15/2040	3,761	3,505

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3699, Class QH, 5.50%, 7/15/2040	977	976
Series 3772, Class PE, 4.50%, 12/15/2040	3,870	3,820
Series 4047, Class PB, 3.50%, 1/15/2041	2,726	2,662
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	3,938
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,302
Series 4039, Class SA, IF, IO, 2.63%, 5/15/2042 (a)	2,802	296
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,086
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,916
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,242
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	2,954
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,642
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,590
Series 4594, Class GN, 2.50%, 2/15/2045	2,024	1,822
Series 4606, Class KP, 2.50%, 7/15/2046	11,953	10,575
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,709
Series 4974, Class PH, 1.50%, 6/25/2048	1,616	1,304
Series 4933, Class PA, 2.50%, 10/25/2049	6,478	5,519
Series 4925, Class PA, 3.00%, 10/25/2049	10,334	9,486
Series 5072, Class QC, 1.00%, 10/25/2050	8,135	6,607
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	1	—
Series 264, Class 30, 3.00%, 7/15/2042	3,509	3,216
Series 267, Class 30, 3.00%, 8/15/2042	2,013	1,837
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,017	1,073
Series T-56, Class A, PO, 5/25/2043	625	611
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	887	918
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	163	168
FNMA, REMIC
Series 1993-146, Class E, PO, 5/25/2023	1	1
Series 1993-110, Class H, 6.50%, 5/25/2023	1	1
Series 1993-217, Class H, PO, 8/25/2023	—	—
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-228, Class G, PO, 9/25/2023	1	1
Series 1993-155, Class PJ, 7.00%, 9/25/2023	40	40
Series 2003-128, Class DY, 4.50%, 1/25/2024	85	84
Series 1994-51, Class PV, 6.00%, 3/25/2024	88	88
Series 1994-37, Class L, 6.50%, 3/25/2024	20	20
Series 2010-117, Class DY, 4.50%, 10/25/2025	2,624	2,597
Series 2010-155, Class B, 3.50%, 1/25/2026	1,376	1,345
Series 1998-58, Class PC, 6.50%, 10/25/2028	173	177
Series 2000-8, Class Z, 7.50%, 2/20/2030	77	80
Series 2002-92, Class FB, 4.67%, 4/25/2030 (a)	185	184
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	110	14
Series 2003-67, Class SA, HB, IF, 19.40%, 10/25/2031 (a)	28	33
Series 2011-145, Class PB, 3.50%, 1/25/2032	9,422	9,102
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,397
Series 2013-50, Class YO, PO, 1/25/2033	2,018	1,549

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-21, Class PZ, 4.50%, 3/25/2033	864	844
Series 2013-106, Class PY, 3.00%, 10/25/2033	4,588	4,330
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,493
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,530
Series 2004-46, Class QD, IF, 7.94%, 3/25/2034 (a)	150	139
Series 2004-54, Class FL, 4.42%, 7/25/2034 (a)	417	413
Series 2015-11, Class AQ, 3.00%, 3/25/2035	5,748	5,343
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,684	1,693
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,777
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,240
Series 2006-3, Class SB, IF, IO, 2.68%, 7/25/2035 (a)	538	12
Series 2015-51, Class LY, 3.00%, 7/25/2035	3,775	3,506
Series 2005-58, Class EP, 5.50%, 7/25/2035	161	164
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	5,501
Series 2005-83, Class LA, 5.50%, 10/25/2035	265	270
Series 2005-116, Class PC, 6.00%, 1/25/2036	1,125	1,146
Series 2006-51, Class FP, 4.37%, 3/25/2036 (a)	1,276	1,267
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,210
Series 2006-81, Class FA, 4.37%, 9/25/2036 (a)	20	20
Series 2006-110, PO, 11/25/2036	222	185
Series 2007-76, Class PE, 6.00%, 8/25/2037	631	652
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,559	1,565
Series 2010-68, Class EP, 4.50%, 12/25/2039	131	129
Series 2010-4, Class SL, IF, 2.55%, 2/25/2040 (a)	46	38
Series 2010-11, Class CB, 4.50%, 2/25/2040	97	96
Series 2012-115, Class ME, 1.75%, 3/25/2042	2,300	2,069
Series 2012-60, Class EP, 3.00%, 4/25/2042	916	859
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,125
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,156
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,074	2,901
Series 2013-128, Class AO, PO, 12/25/2043	4,679	3,624
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	10,710
Series 2016-45, Class PC, 3.00%, 9/25/2045	6,116	5,619
Series 2016-38, Class NA, 3.00%, 1/25/2046	7,229	6,632
Series 2019-71, Class CA, 2.50%, 7/25/2046	12,774	11,705
Series 2019-38, Class PC, 3.00%, 2/25/2048	6,228	5,806
Series 2019-65, Class PA, 2.50%, 5/25/2048	7,262	6,594
Series 2019-42, Class KA, 3.00%, 7/25/2049	10,851	9,801
Series 2019-81, Class JA, 2.50%, 9/25/2049	10,477	8,860
Series 2019-77, Class ZL, 3.00%, 1/25/2050	22,708	20,496
Series 2020-12, Class JC, 2.00%, 3/25/2050	21,956	18,993
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	44	45
Series 2002-W7, Class A4, 6.00%, 6/25/2029	518	509
Series 2003-W1, Class 1A1, 4.84%, 12/25/2042 (a)	312	300
Series 2003-W1, Class 2A, 5.31%, 12/25/2042 (a)	174	170
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,030	1,074
Series 2009-W1, Class A, 6.00%, 12/25/2049	321	327

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	41	40
FNMA, STRIPS
Series 278, Class 3, 2.05%, 11/25/2023 (a)	14	14
Series 278, Class 1, 1.98%, 8/25/2025 (a)	92	91
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	1,174	1,183
Series 2008-15, Class NB, 4.50%, 2/20/2038	224	223
Series 2008-40, Class SA, IF, IO, 2.51%, 5/16/2038 (a)	1,386	84
Series 2009-42, Class TX, 4.50%, 6/20/2039	3,547	3,487
Series 2009-69, Class WM, 5.50%, 8/20/2039	969	979
Series 2011-29, Class Z, 5.00%, 5/20/2040	14,231	14,357
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,222
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,637	1,566
Series 2020-1, Class M55G, 3.00%, 8/25/2059	14,388	13,233
Total Collateralized Mortgage Obligations (Cost $424,092)		382,499
Commercial Mortgage-Backed Securities — 10.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	3,221	3,128
Series K046, Class A2, 3.21%, 3/25/2025	6,026	5,824
Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	6,286
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,378
Series K734, Class A2, 3.21%, 2/25/2026	5,060	4,861
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,241
Series K087, Class A1, 3.59%, 10/25/2027	4,760	4,640
Series K086, Class A1, 3.67%, 12/25/2027	19	18
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,230
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,645
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,382
Series K158, Class A1, 3.90%, 7/25/2030	8,722	8,538
Series K-1511, Class A1, 3.28%, 10/25/2030	9,142	8,717
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,047
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,563
Series Q007, Class APT2, 3.31%, 10/25/2047 (a)	2,250	2,171
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,932	8,790
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	4,551	4,218
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (a)	4,613	4,283
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	4,009	3,789
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (a)	13,454	12,635
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	9,023	8,523
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	9,550	9,138
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	8,192
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (a)	4,800	4,497
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,706
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,938	14,214

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,558
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	8,880
Total Commercial Mortgage-Backed Securities (Cost $215,711)		192,092
U.S. Government Agency Securities — 3.5%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,503
3.33%, 4/28/2037	15,000	13,101
FNMA 6.25%, 5/15/2029	10,000	11,270
Resolution Funding Corp. STRIPS
DN, 23.44%, 4/15/2028 (b)	15,000	12,029
DN, 6.25%, 1/15/2030 (b)	15,700	11,519
DN, 22.54%, 4/15/2030 (b)	5,000	3,614
Total U.S. Government Agency Securities (Cost $63,289)		62,036
Asset-Backed Securities — 1.5%
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $28,946)	28,860	27,120
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (c) (d) (Cost $72,504)	72,504	72,504
Total Investments — 100.2% (Cost $1,993,049)		1,787,419
Liabilities in Excess of Other Assets — (0.2)%		(3,475)
NET ASSETS — 100.0%		1,783,944

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(b)	The rate shown is the effective yield as of November 30, 2022.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$27,120	$—	$27,120
Collateralized Mortgage Obligations	—	382,499	—	382,499
Commercial Mortgage-Backed Securities	—	192,092	—	192,092
Mortgage-Backed Securities	—	455,927	—	455,927
U.S. Government Agency Securities	—	62,036	—	62,036

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$595,241	$—	$595,241
Short-Term Investments
Investment Companies	72,504	—	—	72,504
Total Investments in Securities	$72,504	$1,714,915	$—	$1,787,419
There were no significant transfers into or out of level 3 for the period ended November 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (a) (b)	$107,776	$729,015	$764,287	$—	$—	$72,504	72,504	$995	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.